Taxes - Schedule of Significant Portions of the Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Deferred tax assets
Bad debt allowance	$ 20,171	$ 1,149
Net operating loss carry-forward	52,877	23,389
Less: valuation allowance	6,665
Total	$ 66,383	$ 24,538